Acquisition of FPSO Units and Investment in Sevan Marine ASA (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011	Feb. 29, 2012	Nov. 30, 2011	Mar. 31, 2011	Dec. 31, 2010
Business Acquisition [Line Items]
Ownership interest		52.00%			33.00%
Acquisition cost				$ 386,300,000
Outstanding balance of credit facility			220,497,000
Bargain purchase gain	58,235,000
Acquisition of FPSO Units and Investment in Sevan Marine ASA (Textual) [Abstract]
Income from acquisition, including bargain purchase gain	60,300,000
Acquisition-related expenses	1,100,000
FPSO Segment [Member]
Business Acquisition [Line Items]
Bargain purchase gain	58,200,000
REVENUES	14,500,000,000
FPSO Unit Sevan Hummingbird [Member]
Business Acquisition [Line Items]
Acquisition cost			184,000,000
Extension option of contract	one six-month extension option, one three-year extension option and two one-year extension options.
FPSO Sevan Piranema [Member]
Business Acquisition [Line Items]
Number of Extension option			11
FPSO Unit Sevan Piranema [Member]
Business Acquisition [Line Items]
Acquisition cost	94,000,000		164,000,000
Extension option of contract	up to 11 one-year extension options
Sevan Marine ASA [Member]
Business Acquisition [Line Items]
Ownership interest			40.00%
Acquisition cost			25,000,000
FPSO Unit Sevan Voyageur [Member]
Business Acquisition [Line Items]
Outstanding balance of credit facility			220,000,000
Minimum upgrade cost			110,000,000
Maximum upgrade cost			130,000,000
Voyageur [Member]
Business Acquisition [Line Items]
Extension option period	5 years
Voyageur [Member] | Line of Credit [Member]
Business Acquisition [Line Items]
Assume existing credit facility	$ 230,000,000